TAXES ON INCOME - Expiry dates for carry forward tax losses which are not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Expiry dates for carry forward tax losses not recognized
2022	$ 87,278	$ 75,030
2023	857	10,749
2024	423	1,447
2025	281	945
2026	52	139
2027	126	400
2028-2031	229	743
2032-2039	24	37
Unlimited		412
Carry forward tax losses not recognized	$ 89,270	$ 89,902